Note 6 - Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
6.	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amounts of assets, liabilities, income and expenses. The estimates and related assumptions are based on previous experience and other factors considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not
readily apparent from other sources.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised. Judgments made by management in the application of IFRS that have a significant impact on the consolidated financial statements relate to the following:

Allowance for doubtful accounts

The measurement of the expected credit loss allowance for accounts receivable requires the use of management judgment in estimation techniques, building models, selecting key inputs and making significant assumptions about future economic conditions and credit behaviour of the customers, including the likelihood of customers defaulting and the resulting losses. At each reporting period, Just Energy is required to evaluate the change in credit quality since initial recognition, which also requires significant judgment.

Business combinations

In accounting for business combinations, judgment is required in estimating the acquisition date fair values of the identifiable assets acquired (including intangible assets) and liabilities assumed (including contingent liabilities). The necessary measurements are based on information available on the acquisition date and expectations and assumptions that have been deemed reasonable by management. During the measurement period (which is within one
year from the acquisition date), Just Energy must adjust the amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date.

Deferred income taxes

Significant management judgment is required to determine the amount of deferred income tax assets and liabilities that can be recognized, based upon the likely timing and the level of future taxable income realized, including the usage of tax-planning strategies. Determining the tax treatment on certain transactions also involves management’s judgment.

Discontinued operations

Management used judgment in concluding on the discontinued operations classification as a major separate geographical area of operations, as part of a single coordinated disposal plan to resell the business in the new fiscal year. There is also a high level of judgment involved in estimating the fair value less cost to sell of the disposal group and the significant carrying amounts of the assets and liabilities related to assets held for sale. Refer to Note
18
for further details.

Fair value of financial instruments

Where the fair values of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including discounted cash flow models or transacted/quoted prices of identical assets that are not
active. The inputs to these models are taken from observable markets where possible, but where this is not
feasible, a degree of judgment is required in establishing fair values. The judgment includes consideration of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments. Refer to Note
14
for further details about the assumptions as well as a sensitivity analysis.

Impairment of non-financial assets

Just Energy’s impairment test is based on the fair value less cost to sell calculation and uses an EBITDA multiple approach model. Management is required to exercise judgment in identifying the CGUs in which to allocate goodwill, working capital and related assets and liabilities. The EBITDA is derived from actual figures and the EBITDA-multiple is sourced from external sources of information, including analyst reports and competitor benchmarks. Judgment is further applied to determine which transactions or companies are considered comparable for use. Refer to Note
26
for further information.